FEDERATED BALANCED ALLOCATION FUND
      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES

A Portfolio of Federated Managed Allocation Portfolios

SUPPLEMENT TO CURRENT PROSPECTUS DATED DECEMBER 20, 2005.

Under the section entitled "Portfolio Management Information for the Underlying Funds", sub-heading Federated American Leaders Fund, Inc., please delete the biography of William Dierker and replace it with the following:



           IGOR GOLALIC
           Igor Golalic has been a Portfolio Manager of the Fund since August 2006. Mr. Golalic joined Federated in March 2003 as an Assistant Vice President/Senior Research Analyst of the Fund's Adviser responsible for portfolio management and equity research in the Utilities sector. Mr. Golalic became a Vice President/Associate Portfolio Manager/Senior Investment Analyst of the Fund's Adviser in September 2005. Mr. Golalic was a Senior Securities Analyst at S.T.R.S. of Ohio from June 1999 to March 2003. Mr. Golalic is a
           Chartered Financial Analyst.   Mr. Golalic earned his B.A. in
           Business Administration and Philosophy from Lewis and Clark College and his M.B.A. from Ohio State University.

           KEVIN R. MCCLOSKEY
           Kevin R. McCloskey has been a Portfolio Manager of the Fund since March 2001. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.





                                                       September 12, 2006



Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861
35513 (9/06)











FEDERATED BALANCED ALLOCATION FUND
      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES

A Portfolio of Federated Managed Allocation Portfolios

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20,
2005.

Under "Who Manages and Provides Services to the Fund?" delete the subsection entitled "Portfolio Manager Information" and replace it with the following:



PORTFOLIO MANAGER INFORMATION
The following information about the Fund's portfolio manager is provided as of August 18, 2006.

Other Accounts Managed by Igor Golalic    Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies           3 funds  /  $494.33 million
Other Pooled Investment Vehicles          0
Other Accounts                            0

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Igor Golalic is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. S&P 500/Barra Value Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Golalic is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.

PORTFOLIO MANAGER INFORMATION
The following information about the Fund's portfolio manager is provided as of August 18, 2006.

Other Accounts Managed      Total Number of Other Accounts       Total Number of Other Accounts Managed/Total Assets
by Kevin McCloskey          Managed / Total Assets*              Subject to Performance Based Fees
Registered Investment       4 funds  /  $1,219.91 million        0
Companies
Other Pooled Investment     0                                    0
Vehicles
Other Accounts              3 accounts  /  $68.57 million        1 account / $55.38 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Kevin McCloskey is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. S&P 500/Barra Value Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. McCloskey is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. Mr. McCloskey has oversight responsibility for portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


                                                       September 12, 2006



Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861
35514 (9/06)